Borrowings, Financing And Debentures - Schedule Of Changes In Balances Of Borrowings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at December 31, 2018	R$ 7,994,145
New borrowings and financing	5,346,145	R$ 5,015,278	R$ 6,391,049
Amortizations	(2,643,575)
Financial charges accrued	494,422
Payment of financial charges	(499,798)
Exchange variation (unrealized)	88,097
Exchange variation (realized)	5,903
Translation effects (other comprehensive income)	1,035
Balance at December 31, 2019	R$ 10,786,374	R$ 7,994,145